Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	46.40
Maximum Aggregate Offering Price	$ 120,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,660.38
Offering Note	(1) In accordance with Rule 416(b) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.001 per share (the " Common Stock"), of Inspire Medical Systems, Inc. (the "Registrant") being registered hereunder include such indeterminate number of shares of the Common Stock as may be issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Consists of 2,600,000 shares of the Registrant's Common Stock authorized for issuance under the Inspire Medical Systems, Inc. Amended and Restated 2018 Incentive Award Plan (the "A&R Plan"). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant's Class A Common Stock on May 5, 2026 as reported on the New York Stock Exchange. (4) The Registrant does not have any fee offsets.